Investment Portfolioas of August 31, 2024 (Unaudited)
DWS Health and Wellness Fund
	Shares	Value ($)

Common Stocks 99.4%
Health Care 99.4%
Biotechnology 17.5%
AbbVie, Inc.	55,080	10,812,755
Alnylam Pharmaceuticals, Inc.*	6,301	1,655,210
Amgen, Inc.	20,893	6,974,710
Apellis Pharmaceuticals, Inc.*	3,400	132,260
Argenx SE (ADR)*	3,323	1,719,054
Beam Therapeutics, Inc.*	3,600	96,048
Bicycle Therapeutics PLC (ADR)* (a)	8,070	173,505
Biogen, Inc.*	11,750	2,405,930
BioMarin Pharmaceutical, Inc.*	15,642	1,426,707
Blueprint Medicines Corp.*	12,762	1,219,282
Celldex Therapeutics, Inc.*	13,660	564,568
Exact Sciences Corp.*	14,422	889,693
Gilead Sciences, Inc.	50,450	3,985,550
Incyte Corp.*	13,279	871,899
Insmed, Inc.*	32,610	2,493,687
Moderna, Inc.*	10,406	805,424
Neurocrine Biosciences, Inc.*	12,137	1,542,127
Regeneron Pharmaceuticals, Inc.*	6,185	7,327,308
Ultragenyx Pharmaceutical, Inc.*	20,571	1,168,021
Vertex Pharmaceuticals, Inc.*	15,881	7,875,229
		54,138,967
Health Care Distributors 3.3%
Cardinal Health, Inc.	17,900	2,017,688
Cencora, Inc.	13,414	3,213,592
McKesson Corp.	8,900	4,993,612
		10,224,892
Health Care Equipment 20.7%
Abbott Laboratories	74,101	8,393,420
Baxter International, Inc.	47,800	1,813,532
Becton Dickinson & Co.	16,300	3,951,283
Boston Scientific Corp.*	147,856	12,093,142
Dexcom, Inc.*	26,108	1,810,329
Edwards Lifesciences Corp.*	22,796	1,594,808
GE HealthCare Technologies, Inc.	23,700	2,010,234
Globus Medical, Inc. "A"*	8,600	625,220
Hologic, Inc.*	29,477	2,394,711
IDEXX Laboratories, Inc.*	3,289	1,583,094
Inari Medical, Inc.*	12,712	549,540
Inspire Medical Systems, Inc.*	3,524	633,686
Insulet Corp.*	5,632	1,142,001
Intuitive Surgical, Inc.*	18,759	9,241,246
Medtronic PLC	51,088	4,525,375
Penumbra, Inc.*	7,557	1,528,932
ResMed, Inc.	9,847	2,412,712
Stryker Corp.	21,604	7,786,514
		64,089,779

Health Care Facilities 0.4%
Surgery Partners, Inc.* (Cost $1,157,908)	36,540	1,167,453
Health Care Services 1.3%
Labcorp Holdings, Inc.	3,690	848,294
Privia Health Group, Inc.*	43,532	876,735
RadNet, Inc.*	34,587	2,292,772
		4,017,801
Health Care Supplies 1.7%
Alcon, Inc.	38,997	3,809,227
The Cooper Companies, Inc.*	14,800	1,564,804
		5,374,031
Health Care Technology 0.5%
Certara, Inc.*	22,941	281,027
Veeva Systems, Inc. "A"*	5,518	1,194,316
		1,475,343
Life Sciences Tools & Services 10.3%
Agilent Technologies, Inc.	20,806	2,973,594
Avantor, Inc.*	25,351	655,070
Bio-Techne Corp.	9,700	717,703
Danaher Corp.	31,338	8,439,637
Illumina, Inc.*	4,891	642,677
IQVIA Holdings, Inc.*	12,000	3,018,600
Maravai LifeSciences Holdings, Inc. "A"*	16,500	149,325
Repligen Corp.*	4,000	603,720
Thermo Fisher Scientific, Inc.	18,898	11,623,593
Waters Corp.*	2,700	935,145
West Pharmaceutical Services, Inc.	6,715	2,106,025
		31,865,089
Managed Health Care 10.6%
Centene Corp.*	22,274	1,755,859
Humana, Inc.	3,316	1,175,423
UnitedHealth Group, Inc.	50,923	30,054,755
		32,986,037
Pharmaceuticals 33.1%
Arvinas, Inc.*	16,633	435,119
AstraZeneca PLC (ADR)	97,946	8,582,028
Bristol-Myers Squibb Co.	41,860	2,090,907
Eli Lilly & Co.	40,007	38,407,520
EyePoint Pharmaceuticals, Inc.*	22,600	202,270
Intra-Cellular Therapies, Inc.*	13,882	1,017,273
Johnson & Johnson	67,885	11,259,406
Merck & Co., Inc.	105,919	12,546,106
Novartis AG (ADR)	43,600	5,270,804
Novo Nordisk AS (ADR)	87,710	12,205,724
Pfizer, Inc.	109,170	3,167,022
Sandoz Group AG (ADR) (a)	8,700	382,974
Sanofi SA (ADR)	40,150	2,258,839
Zoetis, Inc.	25,456	4,670,921
		102,496,913
Total Common Stocks (Cost $119,265,361)		307,836,305

Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.22% (b) (c) (Cost $553,363)	553,363	553,363

Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 5.34% (b) (Cost $1,612,190)	1,612,190	1,612,190

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $121,430,914)	100.1	310,001,858
Other Assets and Liabilities, Net	(0.1)	(369,920)
Net Assets	100.0	309,631,938
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2024 are as follows:
Value ($) at 5/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2024	Value ($) at 8/31/2024
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.22% (b) (c)
448,125	105,238 (d)	—	—	—	1,903	—	553,363	553,363
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 5.34% (b)
1,195,297	5,339,365	4,922,472	—	—	16,690	—	1,612,190	1,612,190
1,643,422	5,444,603	4,922,472	—	—	18,593	—	2,165,553	2,165,553

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at August 31, 2024 amounted to $541,240, which is 0.2% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2024.

ADR: American Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$307,836,305	$—	$—	$307,836,305
Short-Term Investments (a)	2,165,553	—	—	2,165,553
Total	$310,001,858	$—	$—	$310,001,858

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DHWF-PH1
R-080548-2 (1/25)